Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012 Harland Clarke and Corporate [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Harland Clarke and Corporate [Member]	Dec. 31, 2012 Successor [Member] Harland Financial Solutions Segment [Member]	Dec. 31, 2012 Successor [Member] Scantron Segment [Member]	Dec. 31, 2012 Successor [Member] Faneuil Segment [Member]	Dec. 21, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Harland Clarke and Corporate [Member]	Dec. 31, 2010 Predecessor [Member] Harland Clarke and Corporate [Member]	Dec. 31, 2011 Predecessor [Member] Harland Financial Solutions Segment [Member]	Dec. 31, 2010 Predecessor [Member] Harland Financial Solutions Segment [Member]	Dec. 31, 2011 Predecessor [Member] Scantron Segment [Member]	Dec. 31, 2010 Predecessor [Member] Scantron Segment [Member]	Dec. 31, 2010 Predecessor [Member] Faneuil Segment [Member]	Dec. 31, 2012 Employee Severance [Member] Successor [Member] Harland Clarke and Corporate [Member]	Dec. 31, 2012 Employee Severance [Member] Successor [Member] Harland Financial Solutions Segment [Member]	Dec. 31, 2012 Employee Severance [Member] Successor [Member] Scantron Segment [Member]	Dec. 31, 2012 Employee Severance [Member] Successor [Member] Faneuil Segment [Member]	Dec. 31, 2011 Employee Severance [Member] Predecessor [Member] Harland Clarke and Corporate [Member]	Dec. 31, 2010 Employee Severance [Member] Predecessor [Member] Harland Clarke and Corporate [Member]	Dec. 31, 2011 Employee Severance [Member] Predecessor [Member] Harland Financial Solutions Segment [Member]	Dec. 31, 2010 Employee Severance [Member] Predecessor [Member] Harland Financial Solutions Segment [Member]	Dec. 31, 2011 Employee Severance [Member] Predecessor [Member] Scantron Segment [Member]	Dec. 31, 2010 Employee Severance [Member] Predecessor [Member] Scantron Segment [Member]	Dec. 31, 2010 Employee Severance [Member] Predecessor [Member] Faneuil Segment [Member]	Dec. 31, 2012 Facilities closure and other costs [Member] Successor [Member] Harland Clarke and Corporate [Member]	Dec. 31, 2012 Facilities closure and other costs [Member] Successor [Member] Harland Financial Solutions Segment [Member]	Dec. 31, 2012 Facilities closure and other costs [Member] Successor [Member] Scantron Segment [Member]	Dec. 31, 2012 Facilities closure and other costs [Member] Successor [Member] Faneuil Segment [Member]	Dec. 31, 2011 Facilities closure and other costs [Member] Predecessor [Member] Harland Clarke and Corporate [Member]	Dec. 31, 2010 Facilities closure and other costs [Member] Predecessor [Member] Harland Clarke and Corporate [Member]	Dec. 31, 2011 Facilities closure and other costs [Member] Predecessor [Member] Harland Financial Solutions Segment [Member]	Dec. 31, 2010 Facilities closure and other costs [Member] Predecessor [Member] Harland Financial Solutions Segment [Member]	Dec. 31, 2011 Facilities closure and other costs [Member] Predecessor [Member] Scantron Segment [Member]	Dec. 31, 2010 Facilities closure and other costs [Member] Predecessor [Member] Scantron Segment [Member]	Dec. 31, 2010 Facilities closure and other costs [Member] Predecessor [Member] Faneuil Segment [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance				$ 7.5	$ 1.5	$ 3.4	$ 0			$ 6.0	$ 5.0	$ 2.3	$ 1.1	$ 3.8	$ 0.5	$ 0	$ 4.5	$ 0	$ 2.0	$ 0	$ 1.5	$ 2.5	$ 0.1	$ 1.0	$ 0.1	$ 0.5		$ 3.0	$ 1.5	$ 1.4	$ 0	$ 4.5	$ 2.5	$ 2.2	$ 0.1	$ 3.7	$ 0	$ 0
Expensed		0	18.5	11.0	0.4	5.8	1.7	12.2	19.5	7.7	12.3	0.4	2.8	4.5	6.6	0.6	8.8	0.6	4.6	1.0	6.1	5.1	0.3	0.7	5.2	1.9	0.6	2.2	(0.2)	1.2	0.7	1.6	7.2	0.1	2.1	(0.7)	4.7	0
Paid in Cash				(8.7)	(0.8)	(5.1)	(0.9)			(6.1)	(8.6)	(1.2)	(1.7)	(5.0)	(3.5)	(0.6)	(6.9)	(0.5)	(3.4)	(0.4)	(3.1)	(6.1)	(0.4)	(1.6)	(3.3)	(2.3)	(0.6)	(1.8)	(0.3)	(1.7)	(0.5)	(3.0)	(2.5)	(0.8)	(0.1)	(1.7)	(1.2)	0
Non-Cash Utilization				(1.0)	0.3	0				(0.1)	(2.7)	0	0.1	0.1	0.2		0	0	0		0	0	0	0	0	0		(1.0)	0.3	0		(0.1)	(2.7)	0	0.1	0.1	0.2
Ending Balance				8.8	1.4	4.1	0.8			7.5	6.0	1.5	2.3	3.4	3.8	0	6.4	0.1	3.2	0.6	4.5	1.5	0	0.1	2.0	0.1	0	2.4	1.3	0.9	0.2	3.0	4.5	1.5	2.2	1.4	3.7	0
Restructuring and Related Cost, Expected Cost	$ 1.7